Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

As of December 31, 2024, the Company had amount of $1,100 due to Mr. Zhang Bin, the Chairman of the Company’s board of directors. The balance represented interest free borrowings from Mr. Zhang Bin. The borrowings were repayable on demand and did not require of guarantees or pledges from the Company.

As of December 31, 2023, the Company had no balances due from or due to related parties.

Other than the above, the Company did not enter into related party arrangements with any related parties for the years ended December 31, 2024, 2023 and 2022.